Noncontrolling Interests - Summary of Ownership of LLC Interests (Detail) - shares	Jun. 30, 2020	Dec. 31, 2019	Nov. 05, 2019
Minority Interest [Line Items]
LLC Interests outstanding		100	100
Shift4 Payments, LLC.
Minority Interest [Line Items]
LLC Interests outstanding	78,037,805
Ownership percentage	100.00%
Shift4 Payments, LLC. | Shift4 Payments, Inc
Minority Interest [Line Items]
LLC Interests outstanding	38,832,816
Shift4 Payments, Inc.'s ownership of LLC Interests	49.80%
Shift4 Payments, LLC. | Continuing Equity Owners
Minority Interest [Line Items]
LLC Interests outstanding	39,204,989
LLC Interests held by the Continuing Equity Owners	50.20%